SEGMENTED INFORMATION	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENTED INFORMATION [Text Block]

18. SEGMENTED INFORMATION

The Company defines its major geographic operating segments as Oregon and Nevada. Due to the ever-present jurisdictional cannabis compliance issues in the industry, each state operation is by nature operationally segmented.

The Chief Operating Decision Maker ("CODM") is the Company's CEO, Sonny Newman. The CODM's review consists of revenue, cost of sales, and gross profit as the primary indicators of segment performance. The CODM also reviews key categories of operating expenses including General and administration expenses, sales, marketing, and promotion expenses, and operating lease costs. The Corporate segment does not conduct income generating activities and its results are reviewed for cost management. As the Company continues to expand via acquisition, the segmented information will expand based on management's agreed upon allocation of costs beyond gross margin.

A summary of the Company's segmented operational activity and balances from continuing operations for the year ended March 31, 2025 is as follows:

	Nevada	Corporate	Total
	$	$	$
Total revenue	30,117,880	-	30,117,880
Gross profit	12,558,940	-	12,558,940
Operating expenses:
General and administration	(5,164,126)	(2,564,712)	(7,728,838)
Sales, marketing, and promotion	(207,634)	-	(207,634)
Operating lease cost	(785,241)	-	(785,241)
Depreciation and amortization	(1,613,898)	(92,114)	(1,706,012)
Share-based compensation	-	(849,559)	(849,559)
Interest expense and others	(1,138)	(885,597)	(886,735)
Net income (loss) from continuing operations before income tax expense	4,786,903	(4,391,982)	394,921

Segmented information pertaining to discontinued operations (Oregon) is contained within Note 5.

A summary of the Company's segmented operational activity and balances from continuing operations for two months ended March 31, 2024 is as follows:

	Nevada	Corporate	Total
	$	$	$
Total revenue	4,464,950	-	4,464,950
Gross profit	1,776,300	-	1,776,300
Operating expenses:
General and administration	(745,101)	(406,204)	(1,151,305)
Sales, marketing, and promotion	(21,581)	-	(21,581)
Operating lease cost	(106,283)	-	(106,283)
Depreciation and amortization	(191,873)	(15,352)	(207,225)
Share-based compensation	-	-	-
Interest expense and others	9,207	22,191	31,398
Net income (loss) from continuing operations before income tax expense	720,669	(399,365)	321,304

A summary of the Company's segmented operational activity and balances from continuing operations for the year ended January 31, 2024 is as follows:

	Nevada	Corporate	Total
	$	$	$
Total revenue	28,285,200	-	28,285,200
Gross profit	11,149,766	-	11,149,766
Operating expenses:
General and administration	(4,773,840)	(2,763,393)	(7,537,233)
Sales, marketing, and promotion	(75,561)	-	(75,561)
Operating lease cost	(633,840)	-	(633,840)
Depreciation and amortization	(1,316,170)	(92,806)	(1,408,976)
Impairment loss	(1,202,227)	-	(1,202,227)
Gain on termination of sales-type lease	-	503,544	503,544
Share-based compensation	-	(22,128)	(22,128)
Interest expense and others	(29,387)	(485,301)	(514,688)
Net income (loss) from continuing operations before income tax expense	3,118,741	(2,860,084)	(258,657)

Segmented information pertaining to discontinued operations (Oregon) is contained within Note 5.

Entity-wide disclosures

All revenue for the year ended March 31, 2025, March 31, 2024 and January 31, 2024 was earned in the United States.

For the year ended March 31, 2025, two months ended March 31, 2024, and the year ended January 31, 2024, no customer represented more than 10% of the Company's net revenue. As at March 31, 2025, March 31, 2024 and January 31, 2024, no customer represented more than 10% of the Company's receivables.

A summary of the Company's the long-lived tangible assets disaggregation by geographic area is as follows:

	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Nevada	12,058,882	11,637,758	11,762,392
Discontinued operations (Oregon)	-	500,000	500,000
	12,058,882	12,137,758	12,262,392